SATUIT CAPITAL MANAGEMENT TRUST

No-Load Shares

March 10, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Satuit Capital Management Trust

File Nos.

333-45040

811-10103

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective February 28, 2014 do not differ from those filed in the Post-Effective Amendment No. 26, which was filed electronically February 28, 2014.

Sincerely,

By: /s/ Robert J. Sullivan

ROBERT J. SULLIVAN

Chairman, President and Treasurer